Selected Quarterly Information (Summary Of Selected Quarterly Information) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended			3 Months Ended	6 Months Ended	9 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012 Classification of Activity from Nuclear Decommissioning Trust Fund [Member]	Jun. 30, 2012 Classification of Activity from Nuclear Decommissioning Trust Fund [Member]	Sep. 30, 2012 Classification of Activity from Nuclear Decommissioning Trust Fund [Member]
Selected Quarterly Financial Information [Line Items]
Operating revenues	$ 1,258	[1]	$ 1,709	[1]	$ 1,402	[1]	$ 1,412	[1]	$ 1,296	[1]	$ 1,876	[1]	$ 1,458	[1]	$ 1,597	[1]	$ 5,781	$ 6,227	$ 6,269
Operating Income	111	[1],[2]	578	[1],[2]	344	[1],[2]	158	[1],[2]	91	[1],[2]	494	[1],[2]	270	[1],[2]	156	[1],[2]	1,191	1,011	1,125
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(1,155)	[1]	374	[1]	210	[1]	(403)	[1]	26	[1]	287	[1]	139	[1]	74	[1]	(974)	526	151
Net Income (Loss) Attributable to Ameren Corporation - Continuing Operations	15	[1]	305	[1]	161	[1]	37	[1]	(1)	[1]	265	[1]	116	[1]	38	[1]	518	418	483
Net Income (Loss) Attributable to Ameren Corporation - Discontinued Operations	(1,171)	[1]	69	[1]	50	[1]	(440)	[1]	26	[1]	20	[1]	22	[1]	33	[1]	(1,492)	101	(344)
Net income (Loss) Attributable to Ameren Corporation	(1,156)	[1]	374	[1]	211	[1]	(403)	[1]	25	[1]	285	[1]	138	[1]	71	[1]	(974)	519	139
Earnings (Loss) per Common Share - Basic and Diluted - Continuing Operations	$ 0.06	[1]	$ 1.26	[1]	$ 0.66	[1]	$ 0.15	[1]	$ (0.01)	[1]	$ 1.10	[1]	$ 0.48	[1]	$ 0.16	[1]	$ 2.13	$ 1.73	$ 2.02
Earnings (Loss) per Common Share - Basic and Diluted - Discontinued Operations	$ (4.82)	[1]	$ 0.28	[1]	$ 0.21	[1]	$ (1.81)	[1]	$ 0.11	[1]	$ 0.08	[1]	$ 0.09	[1]	$ 0.13	[1]	$ (6.14)	$ 0.42	$ (1.44)
Earnings (Loss) per Common Share - Basic and Diluted	$ (4.76)	[1]	$ 1.54	[1]	$ 0.87	[1]	$ (1.66)	[1]	$ 0.10	[1]	$ 1.18	[1]	$ 0.57	[1]	$ 0.29	[1]	$ (4.01)	$ 2.15	$ 0.58
Impairment and other charges																		123	64
Quantifying Misstatement in Current Year Financial Statements, Amount																				$ 14	$ 26	$ 49

[1]	The sum of quarterly amounts, including per share amounts, may not equal amounts reported for year-to-date periods. This is due to the effects of rounding and changes in the number of weighted-average shares outstanding each period.
[2]	Includes pretax "Impairment and other charges" of $123 million recorded to continuing operations during the year ended December 31, 2011. See Note 17 - Impairment and Other Charges for additional information.